Commitments (Details) (USD $)	0 Months Ended	12 Months Ended							12 Months Ended			0 Months Ended
	Nov. 02, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2013 Grizzly [Member]	Dec. 31, 2012 Grizzly [Member]	Oct. 05, 2012 Grizzly [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Executive Officer [Member]	Dec. 31, 2012 Executive Officer [Member]	Mar. 11, 1997 WCBB [Member] wells	Mar. 31, 2013 WCBB [Member] wells	Dec. 31, 2012 WCBB [Member] wells
Commitments [Line Items]
Percentage of interest in WCBB												50.00%
Contribution to plugging and abandonment trust												$ 18,000
Annual minimum wells to be plugged												20
Tenure of minimum wells to be plugged, years												20 years
Plugging and abandonment escrow account on the WCBB properties (Note 17)		3,113,000	3,121,000		3,113,000
Number of wells plugged													354	354
Maximum annual contribution per employee (401K Plan)		100.00%
Miminum matching employer contribution for 401k									3.00%
Cost recognized on defined contribution plan		361,000	310,000	316,000
Employement agreement	3 years
Extension period	1 year
Notice period	90 days
Other Commitment										7,600,000	7,050,000
Contractual obligation for future salaries and benefits						12,400,000	6,300,000	8,500,000
Contractual oblication in excess of		$ 2,000,000